SCHEDULE OF RECONCILIATION OF DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary Of Contract Liability
Contract liability, beginning balance	$ 2,750,137	$ 6,391,993
Addition	1,265,624	2,243,992
Revenue earned	(2,284,383)	(5,885,848)
Contract liability, ending balance	$ 1,731,378	$ 2,750,137